Cover	Apr. 12, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 13, 2022, Zedge, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the consummation of the acquisition (the “Acquisition”) of 100% of the outstanding equity securities of GuruShots, Ltd. (“GuruShots”), a company formed under the laws of Israel, pursuant to a Share Purchase Agreement (the “SPA”) between the Company, GuruShots and the holders of the GuruShots equity interests. The Initial Form 8-K stated that the historical financial statements of GuruShots and pro forma financial information related to the Acquisition would be filed, as permitted under Items 9.01(a) and 9.01(b), by an amendment to the Initial Form 8-K. This amendment to the Initial Form 8-K on Form 8-K/A amends and supplements the Initial Form 8-K to include the financial statements of GuruShots and pro forma financial information as described in Items 9.01(a) and 9.01(b). No other amendments are being made to the Initial Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Initial Form 8-K, which provides a more complete description of the Acquisition. The pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, are based on various adjustments and assumptions and is not necessarily indicative of what the Company’s consolidated statement of operations or consolidated statement of financial condition would have been had the Acquisition and other adjustments been completed as of the dates indicated or will be for any future periods.
Document Period End Date	Apr. 12, 2022
Entity File Number	1-37782
Entity Registrant Name	ZEDGE, INC.
Entity Central Index Key	0001667313
Entity Tax Identification Number	26-3199071
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1178 Broadway
Entity Address, Address Line Two	Ste 1450 (3rd Floor)
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	330
Local Phone Number	577-3424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $.01 per share
Trading Symbol	ZDGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false